Risk and Capital Management - Summary of Composition of the Operational Risk Weighted Assets (RWAOPAD) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	R$ 72,833	R$ 63,277
Retail risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	12,822	11,870
Commercial risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	26,214	24,857
Corporate finance risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	2,697	2,663
Negotiation and sales risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	11,736	7,434
Payments and settlement risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	8,282	7,532
Financial agent services risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	4,343	3,893
Asset management risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	6,715	5,010
Retail brokerage risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk-weighted assets of operational risk (RWAOPAD)	R$ 24	R$ 18